Discontinued operations	3 Months Ended
Nov. 30, 2022
Discontinued operations

23. Discontinued operations

Winview

During the fourth quarter of fiscal 2022, The Company executed a plan to discontinue operating the Winview business, following a strategic decision to focus the Company’s resources on the key revenue streams of software-as-a-service and advertising. Winview was previously part of the Company’s Gaming segment.

Accordingly, WinView results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. Winview revenue was previously categorized as Direct to consumer.

During the three months ended August 31, 2022, the Company recognized patent impairment expense amounting to $5,029,475. The impairment expense reflects the impact of reductions in estimated future net cash flows for certain portfolios that management determined it would no longer allocate resources to in future periods. The impairment expense consisted of the excess of the asset’s recoverable value over its fair value less costs of disposal. The key assumption in calculating the asset’s recoverable value is cash flow projections of $0. The Company recorded impairment losses of $136,331 to write down the right of use asset to fair value less costs of disposal, the remaining book value of these assets is $0. These impairments were recorded in the Gain (loss) from discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss.

Results from the discontinued operations for Winview and the related cash flows are as follows:

	For the three months ended
	November 30,2022	November 30, 2021
	$	$
Revenues
Revenue	-	9,020

Operating expenses
Salaries and wages	-	579,280
Consulting	-	367,280
Professional fees	1,596	229,587
Sponsorships and tournaments	15,155	61,619
Advertising and promotion	-	139,211
Office and general	10,275	153,725
Technology expenses	-	19,671
Amortization and depreciation	-	488,554
Restructuring Costs	2,242	-
Interest expense	5,888	8,269
(Gain) loss on foreign exchange	501	-
Non-operational professional fees	(39,067)	974,447
Net income (loss) from discontinued operations	3,410	(3,012,623)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

	For the three months ended
	November 30, 2022	November 30, 2021

Net cash provided by (used in) operating activities	(21,337)	232,657
Net cash used in financing activities	4,201	(98,747)
Change in cash	(17,136)	133,910
Cash, beginning of period	20,612	52,746
Cash, end of period	3,476	186,656

UMG

The Company entered into an agreement on June 13, 2022, to sell certain assets of UMG for $100. On June 30, 2022, the Company completed the sale. Concurrently with the sale agreement the Company entered into a transition services agreement with the purchaser for a total value of $300,000 of which $262,000 has been recognized as additional purchase consideration in other receivables, with payments beginning July 31, 2022, and the remainder to be paid in full, 12 months following the first payment.

Accordingly, UMG results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. UMG revenue was previously categorized as Direct to consumer.

During the quarter ended May 2022, the Company recognized impairment expense relating to assets not disposed of in connection with the UMG asset sale amounting to $476,404. The impairment expense reflects the reductions to $0 of the right of use asset, application platform and brand intangible assets, and a group of fixed assets. The impairment expense consisted of the excess of the asset’s carrying values over their fair values less costs of disposal. (Notes 10, 14 and 15). These impairments are recorded in the Gain (loss) from discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$
Revenues
Revenue	7,043	23,830

Operating expenses
Salaries and wages	-	337,339
Consulting	-	-
Professional fees	1,140	(13,965)
Sponsorships and tournaments	-	387,467
Advertising and promotion	(126,173)	10,031
Office and general	421	16,394
Technology expenses	3,200	27,814
Amortization and depreciation	15,459	128,845
Impairment expense	-	-
Restructuring Costs	-	-
Interest expense	145	5,137
(Gain) loss on foreign exchange	(12,411)	28,790
Net income (loss) from discontinued operations	125,262	(904,022)

	For the three months ended
	November 30, 2022	November 30, 2021

Net cash provided by (used in) operating activities	32,340	(197,203)
Net cash used in financing activities	-	(21,636)
Change in cash	32,340	(218,839)
Cash, beginning of period	109,378	175,296
Cash, end of period	141,718	(43,543)

Eden Games

The Company committed to a plan to sell Eden Games, S.A. (“Eden Games”) during the second quarter of fiscal 2022, following a strategic decision to focus the Company’s resources on the key revenue streams of direct-to- consumer, software-as-a-service, and advertising. Eden Games was previously part of the Company’s Gaming segment. On April 6, 2022, the Company completed the sale of Eden Games.

To facilitate the sale of Eden Games, under a separate agreement, the Company agreed to purchase Euro- denominated 6% promissory notes amounting to Euro 1,453,154 ($1,558,319) that were due to the former co-founders of Eden Games from third parties. Euro 1,081,081 ($1,181,005) of the consideration was paid on the closing of the sale with the remainder due in two equal payments on April 4, 2023, and October 6, 2023. The promissory notes receivable was classified at fair value through profit and loss based on management’s expectations about the proposed terms of settlement with the counterparties to the promissory notes and in accordance with the Company’s accounting policies. In November 2022 the Company through a setoff agreement recovered $591,781 (Notes 7 and 16). Currently the fair value of the remaining promissory notes receivable is estimated at $0.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Accordingly, Eden Games’ results for the current and comparative periods have been presented as discontinued operations within the Interim Condensed Consolidated Statements of Income (loss) and Comprehensive Income (loss).

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$
Revenues
Revenue	-	2,102,126

Operating expenses
Salaries and wages	-	892,920
Consulting	-	422,085
Office and general	-	175,494
Amortization and depreciation	-	113,095
Share-based payments	-	(48)
Interest expense	-	3,952
(Gain) loss on foreign exchange	-	32,804
Net income (loss) from discontinued operations	-	461,824

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$

Net cash provided by (used in) operating activities	-	(3,432)
Disposal of Eden	-	-
Net cash used in financing activities	-	(54,465)
Change in cash	-	(57,897)
Cash, beginning of period	-	270,571
Cash, end of period	-	212,674

Motorsport Group

On November 3, 2020, the Company, following a detailed strategic review in connection with the merger of Torque Esports, Frankly and WinView, announced that it has completed the sale of IDEAS+CARS, The Race Media, WTF1, Driver DataDB and Lets Go Racing (collectively the “Motorsport Group”) to Ideas + Cars Holdings Limited, a third party investment group based in the UK. As a result, the Company eliminated eliminating its funding obligations related to the cost of maintaining and growing these auto media businesses and certain accrued liabilities. Accordingly, the operational results for this group were presented as a discontinued operation.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Results of discontinued operations for the Motorsports Group are as follows:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$
Revenues
Revenue	-	-

Operating expenses
(Gain) loss on foreign exchange	(5,243)	9,656
Net income (loss) from discontinued operations	5,243	(9,656)